4. INVENTORIES	12 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
INVENTORIES	Inventories are comprised of the following as of:
	As of June 30,
	2015	2014
Raw materials	$1,125,251	$1,054,197
Work in progress	72,866	298,773
Finished goods	-	-
Total	$1,198,117	$1,352,970